Discontinued Operations (Details Textual) (Bronco Communications Llc [Member], USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jan. 31, 2012
Bronco Communications Llc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of acquired interests			51.00%
Loss on sale of assets of discontinued operations	$ 245,744	$ 245,744